Share-Based Compensation	12 Months Ended
Oct. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
12.	Share-Based Compensation
Pursuant to the terms of the Reverse Recapitalization, upon the Closing Date, each outstanding option to purchase Old enGene’s common stock issued under the Old Plan’s was exchanged for an option to purchase common shares of the Company, and the number of shares and exercise price of each granted option was adjusted using the exchange ratio of approximately 0.18048. Further, the currency of all exercise prices of the options issued under the Old Plans were converted from CAD to USD using the exchange rate in effect on the day immediately prior to the Closing Date. A retrospective adjustment has been applied to the number of options and exercise price of stock options for all periods presented to reflect the Reverse Recapitalization as discussed further in Note 3.
The Old Plans
Old enGene had an employee share option plan (the “ESOP”) and an equity incentive plan (the “EIP”) (collectively, the “ Old Plans”) which was adopted by the Board of Directors, and approved by the shareholders, effective July 5, 2018.
Under the Old Plans, options to purchase
non-voting
common shares of Old enGene’s shares may be granted to directors, officers, employees, consultants and members of the scientific advisory board. The Old Plans provide for the issuance of common stock options up to a maximum of 15% of the aggregate issued and outstanding common shares and non-voting
common shares of Old enGene calculated on an as converted and fully diluted basis. The Old Plans were administered by Old enGene’s Board of Directors. Old enGene’s Board of Directors determined the number of options to be granted, the vesting period and the exercise price of new options. It was Old enGene’s policy to establish the exercise price at an amount that approximates the fair value of the underlying shares on the date of grant as determined by Old enGene’s Board of Directors. The options vest in accordance with the vesting terms determined for each grant by Old enGene’s Board of Directors. The vesting terms of Old enGene’s granted stock options with service only conditions are typically 100% vesting immediately upon grant date, or over a three
- or four-year service period. Upon the consummation of the Reverse Recapitalization, the Company recognized share-based compensation expense of $0.4 million associated with the acceleration of the vesting for the outstanding awards with service only vesting conditions under the Old Plan. As of October 31, 2023, no unrecognized compensation cost remains for the outstanding awards granted under the Old Plan with service only vesting conditions.
On July 7, 2023, the Board of Directors approved the reservation of an additional 1,046,764 non-voting
common shares for issuance under the Company’s employee equity incentive plan, revising the number of shares reserved from 1,775,729 to 2,822,493. Also on July 7, 2023, the Company granted 1,046,764 options to employees at an exercise price of $5.87 CAD ($4.24 USD). These options are not exercisable unless and until the completion of the Reverse Recapitalization and there is an effective registration statement for the shares underlying such granted options and will terminate automatically in the event of the termination of the Merger Agreement. The Company has valued these awards at the grant date using Black-Scholes pricing model in which the fair value of the stock on the grant date was equal to the exercise price of the award. The expected term has been determined using management’s best estimate considering the characteristics of the award, contractual life, the timing of the expected achievement of the performance conditions, the remaining time-based vesting period, if any, and comparison to expected terms used by peers. Upon the grant date, 794,643 of the issued options were fully vested, and the remaining 252,121 options will vest over varying terms up to four years
on a pro rata basis. The Company recognizes compensation expense when achievement of the performance condition is deemed probable using an accelerated attribution method, as if each vesting tranche was treated as an individual award. During the year ended October 31, 2023, $2.6 million of stock based compensation expense was recorded associated with the 1,046,764 stock options granted in July 2023 because the Reverse Recapitalization was completed and the Company determined that the filing of the registration statement was probable to occur. As of October 31, 2023, there was $0.6 million of unrecognized compensation expense related to outstanding stock options associated with the 1,046,764 stock options granted in July 2023, which is expected to be recognized over a weighted-average period of 3.68 years.

Upon the consummation of the Reverse Recapitalization on October 31, 2023, all options outstanding under the Old Plans were exchanged for 2,706,941 shares options to purchase common shares of the Company based on the Exchange Ratio determined in accordance with the terms of the Merger Agreement. Further, all exercise prices were adjusted by the Exchange Ratio and the currency of the exercise prices was changed from CAD to USD based on the exchange rate in effect on October 30, 2023, the day immediately before the consummation of the Reverse Recapitalization. No incremental compensation cost was recorded as a result of the change in underlying common shares from Old enGene to the Company, or as a result of the change of the exercise prices to reflect the adjustment for the Exchange Ratio and the change in currency from CAD to USD, as it was concluded that the fair value of the awards immediately before and immediately after the modifications did not change. No options remain available for grant under the Old Plans as of October 31, 2023.
The 2023 Plan
On October 31, 2023, upon the completion of the Reverse Recapitalization, the shareholders approved and the Company adopted the 2023 Plan, which superseded the Old Plans. The 2023 Plan authorizes the award of incentive stock options, or ISOs, non-qualified
stock options, or NQSOs, Stock Units, Stock Appreciation Rights, or SARs, and other share-based awards including performance awards and stock bonus awards.
The number of shares initially reserved for issuance under the 2023 Plan is 2,607,943 shares of common stock, plus 2,706,941 shares of common stock subject to the outstanding grants under the Old Plans, and shall automatically increase on January 1 of each calendar year beginning in 2024 by a number of shares equal to the lesser of 1,946,226 million common shares and such lesser number as may be determined by the Board.
The 2023 Plan is administered by the Board or, at the discretion of the Board, by a committee of the Board. The exercise prices, vesting and other restrictions are determined at the discretion of the Board, or its committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. Shares that are expired terminated, surrendered or cancelled under the 2023 Plan without having been fully exercised will be available for future awards.
Stock Options
The assumptions that the Company used to determine the grant-date fair value of stock options, were as follows:

	Year ended October 31,
	2023	2022
Expected term (in years)	5.2 – 6.08	6.08
Expected volatility	79.92 – 81.48%	75.3%
Risk-free interest rate	3.56 – 4.35%	2.16%
Expected dividend yield	—	—
Fair value of common shares and exercise price of options (CAD)	$2.11 – 12.36	$1.22
Fair value of common shares and exercise price of options (USD)	$1.52 – 8.93	$0.88

The following table summarizes the Company’s stock option activity:

	Number of Shares**	Weighted- Average Exercise Price* (USD)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of October 31, 2022	1,575,785	$0.88	7.7	$1,026
Granted	1,308,081	4.05
Exercised	(84,072)	0.88
Forfeited or expired	(92,853)	0.88

Outstanding as of October 31, 2023	2,706,941	$2.40	8.1	$52,192

Options vested and exercisable as of October 31, 2023	1,660,177	$1.26	7.1	$33,921
Options vested and not exercisable as of October 31, 2023	807,025	$4.24	9.7	$14,087
Options unvested as of October 31, 2023	239,739	$4.24	9.7	$4,185

*
– All options outstanding at October 31, 2022 were issued in Canadian dollars with an exercise price of $1.22. All options granted during the year ended October 31, 2023 were issued in Canadian dollars at exercise prices of $2.11, $5.87, and $12.36. Upon the close of the Reverse Recapitalization, all exercise prices were converted to United States dollars at the exchange rate in effect on the day immediately before the close of the Reverse Recapitalization. The Weighted Average Exercise Price above was adjusted to reflect such change.

**	– Retrospectively restated to reflect exchange of shares upon the close of Reverse Recapitalization. See Notes 1 and 3.
During the year ended October 31, 2023, included within the stock options exercised are 15,494 shares of common shares issued upon cashless exercise of the stock options.
The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s common share as of October 31, 2023, and 2022, respectively.
The weighted-average grant-date fair value per share of share options granted during the year ended October 31, 2023 and 2022 was $3.90 CAD and $0.82 CAD, respectively.
Share-based Compensation Expense
Share-based compensation expense included in the Company’s consolidated statements of operations and comprehensive loss was as follows:

	Year Ended October 31,
	2023	2022
Research and development	$780	$31
General and administrative	2,670	85

Total share-based compensation expense	$3,450	$116

As of October 31, 2023, there was $0.6 million of unrecognized compensation, which is expected to be recognized over a weighted-average period of 3.68 years.